Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment
Property and Equipment

6. Property and Equipment

Property and Equipment, net consist of the following:

		Accumulated	Net
December 31, 2018	Cost	Depreciation	Book Value
	(in thousands)
Leasehold improvements	$879	$(225)	$654
Computer hardware	108	(51)	57
Office equipment and furniture	454	(218)	236
Total	$1,441	$(494)	$947

		Accumulated	Net
December 31, 2017	Cost	Depreciation	Book Value
	(in thousands)
Leasehold improvements	$652	$(115)	$537
Computer hardware	83	(35)	48
Office equipment and furniture	374	(132)	242
Total	$1,109	$(282)	$827

Depreciation expense for the years ended December 31, 2018, 2017, and 2016 was $0.2 million, $0.2 million, and $0.1 million respectively.